SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Concentration of credit risk (Details) - Prepayments to suppliers - Supplier - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Supplier A
Concentration of credit risk
Advances to suppliers	$ 18,260	$ 18,260
Supplier B
Concentration of credit risk
Advances to suppliers		$ 9,086